Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets [text block]

	2023							2022
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	715	—	—	—	—	715	717	697	—	—	—	—	697	659
Investments in venture funds	—	5	—	779	—	784	784	—	5	—	823	—	828	828
Other non-current financial assets(3)	161	—	96	—	59	316	316	183	—	91	—	27	301	301
Other current financial assets(3)	263	—	—	—	22	285	285	296	—	—	—	36	332	332
Derivative assets(4)	—	—	134	—	—	134	134	—	—	239	—	—	239	239
Trade receivables(3)	—	—	—	—	4 921	4 921	4 921	—	—	—	—	5 549	5 549	5 549
Current interest-bearing financial investments	874	—	691	—	—	1 565	1 565	1 447	—	1 633	—	—	3 080	3 080
Cash and cash equivalents	4 791	—	1 443	—	—	6 234	6 234	4 176	—	1 291	—	—	5 467	5 467
Total financial assets	6 804	5	2 364	779	5 002	14 954	14 956	6 799	5	3 254	823	5 612	16 493	16 455
Long-term interest-bearing liabilities	3 637	—	—	—	—	3 637	3 614	4 249	—	—	—	—	4 249	4 230
Other long-term financial liabilities	33	—	—	28	—	61	61	—	—	—	48	—	48	48
Short-term interest-bearing liabilities	554	—	—	—	—	554	555	228	—	—	—	—	228	228
Other short-term financial liabilities	65	—	—	471	—	536	536	75	—	—	502	—	577	577
Derivative liabilities(4)	—	—	286	—	—	286	286	—	—	496	—	—	496	496
Discounts without performance obligations(3)	404	—	—	—	—	404	404	539	—	—	—	—	539	539
Trade payables	3 423	—	—	—	—	3 423	3 423	4 730	—	—	—	—	4 730	4 730
Total financial liabilities	8 116	—	286	499	—	8 901	8 879	9 821	—	496	550	—	10 867	10 848
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on trade receivables, customer loans and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
(4)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative and firm commitment assets and liabilities.

Disclosure of fair value measurement of liabilities [text block]

	2023							2022
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	715	—	—	—	—	715	717	697	—	—	—	—	697	659
Investments in venture funds	—	5	—	779	—	784	784	—	5	—	823	—	828	828
Other non-current financial assets(3)	161	—	96	—	59	316	316	183	—	91	—	27	301	301
Other current financial assets(3)	263	—	—	—	22	285	285	296	—	—	—	36	332	332
Derivative assets(4)	—	—	134	—	—	134	134	—	—	239	—	—	239	239
Trade receivables(3)	—	—	—	—	4 921	4 921	4 921	—	—	—	—	5 549	5 549	5 549
Current interest-bearing financial investments	874	—	691	—	—	1 565	1 565	1 447	—	1 633	—	—	3 080	3 080
Cash and cash equivalents	4 791	—	1 443	—	—	6 234	6 234	4 176	—	1 291	—	—	5 467	5 467
Total financial assets	6 804	5	2 364	779	5 002	14 954	14 956	6 799	5	3 254	823	5 612	16 493	16 455
Long-term interest-bearing liabilities	3 637	—	—	—	—	3 637	3 614	4 249	—	—	—	—	4 249	4 230
Other long-term financial liabilities	33	—	—	28	—	61	61	—	—	—	48	—	48	48
Short-term interest-bearing liabilities	554	—	—	—	—	554	555	228	—	—	—	—	228	228
Other short-term financial liabilities	65	—	—	471	—	536	536	75	—	—	502	—	577	577
Derivative liabilities(4)	—	—	286	—	—	286	286	—	—	496	—	—	496	496
Discounts without performance obligations(3)	404	—	—	—	—	404	404	539	—	—	—	—	539	539
Trade payables	3 423	—	—	—	—	3 423	3 423	4 730	—	—	—	—	4 730	4 730
Total financial liabilities	8 116	—	286	499	—	8 901	8 879	9 821	—	496	550	—	10 867	10 848
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on trade receivables, customer loans and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
(4)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative and firm commitment assets and liabilities.

Interest-bearing liabilities

Interest-bearing loans and other borrowings All borrowings presented in the table below are senior unsecured and have no financial covenants.
					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2023	2022
Nokia Corporation	2.00% Senior Notes(2)	EUR	378	3/2024	375	736
Nokia Corporation	EIB R&D Loan	EUR	500	2/2025	500	500
Nokia Corporation	NIB R&D Loan(3)	EUR	167	5/2025	167	250
Nokia Corporation	2.375% Senior Notes(2)	EUR	292	5/2025	289	478
Nokia Corporation	2.00% Senior Notes(2)	EUR	630	3/2026	614	716
Nokia Corporation	4.375% Senior Notes	USD	500	6/2027	430	436
Nokia of America Corporation	6.50% Senior Notes	USD	74	1/2028	67	70
Nokia Corporation	3.125% Senior Notes	EUR	500	5/2028	479	457
Nokia of America Corporation	6.45% Senior Notes	USD	206	3/2029	187	194
Nokia Corporation	4.375% Sustainability- linked Senior Notes(4)	EUR	500	8/2031	510	—
Nokia Corporation	6.625% Senior Notes	USD	500	5/2039	463	478
Nokia Corporation and various subsidiaries	Other borrowings				110	162
Total					4 191	4 477
(1)Carrying amount includes EUR 31 million of fair value losses (EUR 120 million in 2022) related to fair value hedge accounting relationships, including EUR 156 million of fair value gains (EUR 180 million in 2022) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective senior notes.
(2)In February 2023 Nokia purchased in a tender offer EUR 372 million (49.66% of the nominal amount) of the notes due 15 March 2024, EUR 208 million (41.57% of the nominal amount) of the notes due 15 May 2025 and EUR 120 million (15.96% of the nominal amount) of the notes due 11 March 2026.
(3)The remaining loan from the Nordic Investment Bank (NIB) is repayable in two equal annual installments in 2024 and 2025.
(4)The bond has a one-time redemption premium at maturity of EUR 4 million in case Nokia does not meet its commitment to reduce its greenhouse gas emissions (in tCO2e)
across its value chain (Scope 1, 2, and 3) by 50% between 2019 and 2030. This target is one of Nokia’s key sustainability targets and has been selected to be the Sustainability
Performance Target in Nokia’s Sustainable Finance Framework that enables the issuance of sustainability-linked financing instruments.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

Changes in level 3 financial assets and liabilities measured at fair value
	2023		2022
EURm	Financial assets	Financial liabilities	Financial assets	Financial liabilities
1 January	823	(550)	750	(590)
Net (losses)/gains in income statement	(76)	31	13	24
Additions(1)	56	—	101	—
Deductions(1)	(24)	19	(39)	20
Transfers out of level 3	—	—	(4)	—
Other movements	—	1	2	(4)
31 December	779	(499)	823	(550)
(1)For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.
A net loss of EUR 42 million (net gain of EUR 23 million in 2022) related to level 3 financial instruments held at 31 December was included in the profit and loss during 2023.